                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-22005

             Wells Fargo Advantage Global Dividend Opportunity Fund
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                    Date of fiscal year end: October 31, 2009

                     Date of reporting period: July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANATGE GLOBAL DIVIDEND OPPORTUNITY FUND (FORMERLY, EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND)

  SHARES     SECURITY NAME                                                                                              VALUE
----------   ---------------------------------------------------------------------------                            ------------
COMMON STOCKS: 55.28%
AUSTRALIA: 2.26%
   500,000   WESTPAC BANKING CORPORATION (FINANCIALS, Commercial Banks)                                             $ 10,851,874
                                                                                                                    ------------
BRAZIL: 0.14%
    25,000   VIVO PARTICIPACOES SA, ADR (TELECOMMUNICATION SERVICES, Wireless
             Telecommunication Services)                                                                                 668,500
                                                                                                                    ------------
FINLAND: 0.48%
   100,004   FORTUM OYJ (UTILITIES, Electric Utilities)                                                                2,326,217
                                                                                                                    ------------
FRANCE: 5.58%
   200,000   BOUYGUES SA (INDUSTRIALS, Construction & Engineering)                                                     8,444,416
   700,000   FRANCE TELECOM SA (TELECOMMUNICATION SERVICES, Diversified
             Telecommunication Services)                                                                              14,659,141
   200,000   SUEZ ENVIRONNEMENT SA (UTILITIES, Multi-Utilities)                                                        3,721,798
                                                                                                                      26,825,355
                                                                                                                    ------------
GERMANY: 6.25%
   706,274   DEUTSCHE POST AG (INDUSTRIALS, Air Freight & Logistics)                                                  12,264,082
   300,000   E.ON AG (UTILITIES, Electric Utilities)                                                                   8,950,690
   125,000   RWE AG (UTILITIES, Multi-Utilities)                                                                       8,827,217
                                                                                                                      30,041,989
                                                                                                                    ------------
ITALY: 17.56%
 5,000,000   ENEL SPA (UTILITIES, Electric Utilities)                                                                 24,548,100
 1,000,000   ENI SPA (ENERGY, Oil, Gas & Consumable Fuels)                                                            20,446,433
 5,500,000   HERA SPA (UTILITIES, Multi-Utilities)                                                                    10,435,630
 3,221,354   MEDIASET SPA (CONSUMER DISCRETIONARY, Media)                                                             20,706,189
 2,000,000   TERNA SPA (UTILITIES, Electric Utilities)                                                                 8,314,101
                                                                                                                      84,450,453
                                                                                                                    ------------
SPAIN: 2.10%
   500,000   IBERDROLA SA (UTILITIES, Electric Utilities)                                                              3,528,280
   150,000   RED ELECTRICA DE ESPANA (UTILITIES, Electric Utilities)                                                   6,567,879
                                                                                                                      10,096,159
                                                                                                                    ------------
SWEDEN: 3.69%
   999,952   TELE2 AB SERIES B (TELECOMMUNICATION SERVICES, Diversified
             Telecommunication Services)                                                                              17,728,540
                                                                                                                    ------------
UNITED KINGDOM: 2.14%
   500,000   SEVERN TRENT PLC (UTILITIES, Water Utilities)                                                            10,277,928
                                                                                                                    ------------
UNITED STATES: 15.08%
   131,000   AMERESCO INCORPORATED CLASS A (INDUSTRIALS, Building Products)                                            1,310,000
   100,000   AMERICAN WATER WORKS COMPANY INCORPORATED (UTILITIES, Water Utilities)                                    2,138,000
   250,000   CHATHAM LODGING TRUST (FINANCIALS, Real Estate Investment Trusts)+                                        3,792,500
   100,000   COLONY FINANCIAL INCORPORATED (FINANCIALS, Real Estate Investment Trusts)                                 1,786,000
    50,000   CONSTELLATION ENERGY GROUP INCORPORATED (UTILITIES, Independent Power
             Producers & Energy Traders)                                                                               1,580,000
    42,500   CREXUS INVESTMENT CORPORATION (FINANCIALS, Real Estate Investment Trusts)                                   512,550
   175,000   EQT CORPORATION (ENERGY, Oil, Gas & Consumable Fuels)                                                     6,419,000
   775,000   EXCEL TRUST INCORPORATED (FINANCIALS, Real Estate Investment Trusts)+                                     8,866,000
   250,000   EXCO RESOURCES INCORPORATED (ENERGY, Oil, Gas & Consumable Fuels)                                         3,627,500
    25,000   FIRSTENERGY CORPORATION (UTILITIES, Electric Utilities)                                                     942,500
   150,000   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED (UTILITIES, Electric Utilities)                                 3,532,500
   175,000   KAYNE ANDERSON MLP INVESTMENT COMPANY (ENERGY, Oil, Gas & Consumable Fuels)                               4,704,000
    70,000   MIDDLESEX WATER COMPANY (UTILITIES, Water Utilities)                                                      1,158,500
   140,000   NATIONAL FUEL GAS COMPANY (UTILITIES, Gas Utilities)                                                      6,727,000
    25,000   NEXTERA ENERGY INCORPORATED (UTILITIES, Electric Utilities)                                               1,307,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANATGE GLOBAL DIVIDEND OPPORTUNITY FUND (FORMERLY, EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND)

  SHARES     SECURITY NAME                                                                                              VALUE
----------   ---------------------------------------------------------------------------                            ------------
UNITED STATES (continued)
   340,000   NISKA GAS STORAGE PARTNERS LLC (ENERGY, Oil, Gas & Consumable Fuels)                                   $  6,524,600
    40,000   PENNICHUCK CORPORATION (UTILITIES, Water Utilities)(I)                                                      900,000
    50,000   SCANA CORPORATION (UTILITIES, Multi-Utilities)                                                            1,915,500
    20,000   SEMPRA ENERGY (UTILITIES, Multi-Utilities)                                                                  995,000
   339,999   SHENANDOAH TELECOMMUNICATIONS COMPANY (TELECOMMUNICATION SERVICES, Wireless
             Telecommunication Services)(I)                                                                            6,623,181
   280,000   STARWOOD PROPERTY TRUST INCORPORATED (FINANCIALS, Real Estate Investment
             Trusts)                                                                                                   4,972,800
    30,000   VISA INCORPORATED CLASS A (INFORMATION TECHNOLOGY, IT Services)                                           2,200,500
                                                                                                                      72,535,131
                                                                                                                    ------------
TOTAL COMMON STOCKS (COST $274,046,768)                                                                              265,802,146
                                                                                                                    ------------
CONVERTIBLE PREFERRED STOCK: 0.88%

                                                                                            YIELD   MATURITY DATE
                                                                                           ------   -------------
UNITED STATES: 0.88%
     4,000   EL PASO CORPORATION (ENERGY, Oil, Gas & Consumable Fuels)++                     4.99%     12/31/2049      4,260,000
TOTAL CONVERTIBLE PREFERRED STOCK (COST $2,720,560)                                                                    4,260,000
                                                                                                                    ------------
PREFERRED STOCKS: 31.64%

                                                                                            YIELD
                                                                                           ------
NETHERLANDS: 1.57%
   100,000   AEGON NV (FINANCIALS, Insurance)                                               6.375%                     2,015,000
   144,532   ING GROEP NV (FINANCIALS, Diversified Financial Services)                       7.05                      3,013,492
   117,000   ING GROEP NV (FINANCIALS, Diversified Financial Services)                      7.375                      2,506,140
                                                                                                                       7,534,632
                                                                                                                    ------------
SPAIN: 1.19%
   205,040   SANTANDER BANCORP (FINANCIALS, Commercial Banks)                               10.50                      5,741,120
                                                                                                                    ------------
UNITED KINGDOM: 1.72%
    40,000   BARCLAYS PLC SERIES 2 (FINANCIALS, Commercial Banks)                           6.625                        911,200
    20,000   BARCLAYS PLC, (FINANCIALS, Commercial Banks)                                   8.125                        518,600
   175,000   HSBC HOLDINGS PLC, (FINANCIALS, Commercial Banks)                               8.00                      4,546,500
    90,000   LLOYDS BANKING GROUP PLC (FINANCIALS, Commercial Banks)                         8.00                      2,294,100
                                                                                                                       8,270,400
                                                                                                                    ------------
UNITED STATES: 27.16%
    20,000   ATP OIL & GAS (ENERGY, Oil, Gas & Consumable Fuels)++                           8.00                      1,099,064
   100,000   BANK OF AMERICA CORPORATION SERIES 5 (FINANCIALS, Diversified Financial
             Services)                                                                       6.37                      1,745,000
    33,000   BANK OF AMERICA CORPORATION (FINANCIALS, Diversified Financial Services)        7.75                        776,490
   100,000   BANK OF AMERICA CORPORATION (FINANCIALS, Diversified Financial Services)        8.20                      2,532,000
   200,000   BB&T CAPITAL TRUST VII (FINANCIALS, Diversified Financial Services)             8.10                      5,242,000
   200,000   CALENERGY CAPITAL TRUST III (UTILITIES, Multi-Utilities)                        6.50                      9,325,000
    66,124   CONNECTICUT LIGHT & POWER COMPANY SERIES 1963 (UTILITIES, Electric
             Utilities)                                                                      4.50                      2,605,702
    53,850   CONSOLIDATED EDISON INCORPORATED SERIES A (UTILITIES, Electric Utilities)       5.00                      4,819,575
    11,005   CONSOLIDATED EDISON INCORPORATED SERIES D (UTILITIES, Electric Utilities)       4.65                        970,160
    30,214   CONSTELLATION ENERGY GROUP INCORPORATED SERIES A (UTILITIES, Independent
             Power Producers & Energy Traders)                                              8.625                        790,398
     5,120   DAYTON POWER & LIGHT COMPANY SERIES B (UTILITIES, Electric Utilities)           3.75                        334,290
     9,416   DAYTON POWER & LIGHT COMPANY SERIES C (UTILITIES, Electric Utilities)           3.75                        675,304
    17,500   DAYTON POWER & LIGHT COMPANY SERIES C (UTILITIES, Electric Utilities)           3.90                      1,214,610
   130,000   DUQUESNE LIGHT COMPANY (UTILITIES, Electric Utilities)                          6.50                      6,421,774
    34,710   E.I. DUPONT DE NEMOURS & COMPANY (MATERIALS, Chemicals)                         4.50                      2,933,689
     7,565   ENTERGY ARKANSAS INCORPORATED (UTILITIES, Electric Utilities)                   4.32                        588,825

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANATGE GLOBAL DIVIDEND OPPORTUNITY FUND (FORMERLY, EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND)

  SHARES       SECURITY NAME                                                                YIELD                       VALUE
----------   --------------------------------------------------------------------------    ------                   ------------
UNITED STATES (continued)
     2,732   ENTERGY ARKANSAS INCORPORATED (UTILITIES, Electric Utilities)                   4.56%                    $  217,521
     8,444   ENTERGY ARKANSAS INCORPORATED (UTILITIES, Electric Utilities)                   6.08                        807,849
   400,000   ENTERGY ARKANSAS INCORPORATED (UTILITIES, Electric Utilities)                   6.45                      9,525,000
    13,578   ENTERGY ARKANSAS INCORPORATED SERIES 1965 (UTILITIES, Electric Utilities)       4.56                      1,056,963
   100,000   ENTERGY LOUISIANA LLC (UTILITIES, Electric Utilities)                           6.00                      2,548,000
   200,000   ENTERGY LOUISIANA, LLC (UTILITIES, Electric Utilities)                          6.95                     18,325,000
     3,248   ENTERGY MISSISSIPPI INCORPORATED (UTILITIES, Electric Utilities)                4.36                        240,555
    10,679   ENTERGY MISSISSIPPI INCORPORATED (UTILITIES, Electric Utilities)                4.92                        928,625
     6,102   ENTERGY NEW ORLEANS INCORPORATED (UTILITIES, Electric Utilities)                4.75                        497,526
    11,893   ENTERGY NEW ORLEANS INCORPORATED (UTILITIES, Electric Utilities)                5.56                      1,089,021
    12,500   FPC CAPITAL TRUST I SERIES A (FINANCIALS, Diversified Financial Services)       7.10                        320,750
    10,000   HELLER FINANCIAL INCORPORATED (FINANCIALS, Diversified Financial Services)      6.69                        943,750
    20,000   INDIANAPOLIS POWER & LIGHT COMPANY, (UTILITIES, Electric Utilities)             4.20                      1,839,376
   101,100   INTERSTATE POWER AND LIGHT COMPANY (UTILITIES, Electric Utilities)             8.375                      2,791,371
    40,000   JPMORGAN CHASE CAPITAL XXIX (FINANCIALS, Diversified Financial Services)        6.70                        988,000
    30,000   MERRILL LYNCH CAPITAL TRUST I (FINANCIALS, Capital Markets)                     6.45                        667,500
     1,900   NEW YORK STATE ELECTRIC & GAS CORPORATION (UTILITIES, Electric Utilities)       3.75                        132,211
    19,840   PACIFIC ENTERPRISES (UTILITIES, Gas Utilities)                                  4.40                      1,617,581
   126,000   PACIFIC GAS & ELECTRIC COMPANY SERIES D (UTILITIES, Electric Utilities)         5.00                      2,788,380
    39,900   PACIFIC GAS & ELECTRIC COMPANY SERIES I (UTILITIES, Electric Utilities)         4.36                        788,025
   130,000   PACIFIC GAS & ELECTRIC COMPANY (UTILITIES, Electric Utilities)                  4.80                      2,847,000
   250,000   PNC CAPITAL TRUST E (FINANCIALS, Diversified Financial Services)                7.75                      6,520,000
    75,000   PRINCIPAL FINANCIAL GROUP SERIES A (FINANCIALS, Insurance)                      5.56                      6,285,938
   100,000   PROTECTIVE LIFE CORPORATION (FINANCIALS, Insurance)                             8.00                      2,207,000
    12,000   SCANA CORPORATION SERIES A (UTILITIES, Multi-Utilities)                         7.70                        334,200
    48,100   SOUTHERN CALIFORNIA EDISON COMPANY SERIES B (UTILITIES, Electric Utilities)     4.08                        911,495
    85,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES D (UTILITIES, Electric Utilities)     4.32                      1,656,642
   200,000   SOVEREIGN CAPITAL TRUST V (FINANCIALS, Commercial Banks)                        7.75                      5,090,000
    65,000   SUNTRUST CAPITAL IX (FINANCIALS, Diversified Financial Services)               7.875                      1,652,950
     1,300   UNION ELECTRIC COMPANY SERIES 1969 (UTILITIES, Electric Utilities)              4.00                         95,224
    14,600   UNION ELECTRIC COMPANY (UTILITIES, Electric Utilities)                          4.50                      1,077,205
   120,000   VORNADO REALTY LP (FINANCIALS, Real Estate Investment Trusts)                  7.875                      3,128,400
     6,000   XCEL ENERGY INCORPORATED (UTILITIES, Multi-Utilities)                           3.60                        405,000
    52,320   XCEL ENERGY INCORPORATED (UTILITIES, Multi-Utilities)                           4.10                      4,071,150
    30,030   XCEL ENERGY INCORPORATED (UTILITIES, Multi-Utilities)                           4.16                      2,417,415
    19,880   XCEL ENERGY INCORPORATED (UTILITIES, Multi-Utilities)                           4.56                      1,707,692
                                                                                                                     130,594,196
                                                                                                                    ------------
TOTAL PREFERRED STOCKS (COST $141,877,809)                                                                           152,140,348
                                                                                                                    ------------
CLOSED END MUTUAL FUNDS: 0.91%
UNITED STATES: 0.91%
   175,000   TORTOISE ENERGY CAPITAL CORPORATION (CLOSED END INVESTMENT COMPANIES)                                     4,375,000
TOTAL CLOSED END MUTUAL FUNDS (COST $4,375,000)                                                                        4,375,000
                                                                                                                    ------------

SHORT-TERM INVESTMENTS: 4.87%

                                                                                            YIELD
                                                                                           ------

INVESTMENT COMPANIES: 4.87%
23,405,477   WELLS FARGO ADVANTAGE MONEY MARKET TRUST (L)(U)                                 0.31%                    23,405,477
TOTAL SHORT-TERM INVESTMENTS (COST $23,405,477)                                                                       23,405,477
                                                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANATGE GLOBAL DIVIDEND OPPORTUNITY FUND (FORMERLY, EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND)

TOTAL INVESTMENTS IN SECURITIES
(COST $446,425,614)*                                                                        93.58%                  $449,982,971
OTHER ASSETS AND LIABILITIES, NET                                                            6.42                     30,845,722
                                                                                           ------                   ------------
TOTAL NET ASSETS                                                                           100.00%                  $480,828,693
                                                                                           ------                   ------------

+    NON-INCOME EARNING SECURITIES.

(I)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $451,241,808 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 27,093,772
GROSS UNREALIZED DEPRECIATION    (28,352,609)
                                ------------
NET UNREALIZED DEPRECIATION     $ (1,258,837)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

NOTE TO PORTFOLIO OF INVESTMENTS (unaudited) July 31, 2010

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

OPTIONS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                  SIGNIFICANT
                                                     OTHER       SIGNIFICANT
                                                  OBSERVABLE    UNOBSERVABLE
                                  QUOTED PRICES     INPUTS         INPUTS
INVESTMENTS IN SECURITIES           (LEVEL 1)      (LEVEL 2)      (LEVEL 3)        TOTAL
-------------------------         -------------   -----------   ------------   ------------
Equity securities
   COMMON STOCKS                   $265,802,146   $         0        $0        $265,802,146
   CONVERTIBLE PREFERRED STOCKS               0     4,260,000         0           4,260,000
   PREFERRED STOCKS                  80,155,123    71,985,225         0         152,140,348
   CLOSED END FUNDS                   4,375,000             0         0           4,375,000
Investment companies                 23,405,477             0         0          23,405,477
                                   ------------   -----------        --        ------------
                                   $373,737,746   $76,245,225        $0        $449,982,971
                                   ------------   -----------        --        ------------

As of July 31, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                  SIGNIFICANT
                                                     OTHER       SIGNIFICANT
                                                   OBSERVABLE   UNOBSERVABLE
                                  QUOTED PRICES      INPUTS        INPUTS
OTHER FINANCIAL INSTRUMENTS         (LEVEL 1)      (LEVEL 2)      (LEVEL 3)        TOTAL
---------------------------       -------------   -----------   ------------   ------------
WRITTEN OPTIONS                         $0        $(1,320,602)       $0        $(1,320,602))

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                   PREFERRED    WRITTEN
                                                     STOCKS     OPTIONS
                                                   ---------   ---------
Balance as of  Novemeber 1, 2009                   $ 701,424   $ (49,648)
   Realized gains or losses                          (45,687)    186,115
   Change in unrealized gains or
      losses                                         125,447    (136,467)
   Net purchases (sales)                            (781,184)          0
   Transfers in and/or out of
      Level 3                                              0           0
                                                   ---------   ---------
Balance as of July 31, 2010                        $       0   $       0
                                                   ---------   ---------
Change in unrealized gains or losses included in
   earnings relating to securities still held at
   July 31, 2010                                   $       0   $       0
                                                   ---------   ---------

DERIVATIVE TRANSACTIONS

During the nine months ended July 31, 2010, the Fund entered into written options for hedging purposes.

Open call options written as of July 31, 2010 were as follows:

Expiration                                  Number       Strike      Market    Premiums
   Date                                 of Contracts      Price       Value    Received
----------                              ------------   ----------   --------   --------
08/20/2010   Amsterdam Exchange Index         465         347 EUR   $ 76,957   $111,208
08/20/2010               CAC 40 Index         427       3,774 EUR    147,792    204,352
08/20/2010                  DAX Index         497       6,489 EUR     24,287     99,266
08/20/2010              IBEX 35 Index       1,511      10,723 EUR    329,444    343,105
08/20/2010           NASDAQ 100 Index         107       1,956 USD     54,142    109,568
08/20/2010     OMX Stockholm 30 Index       1,379       1,103 SEK     58,830    132,551
08/20/2010         Russell 2000 Index         315         665 USD    317,205    232,785
08/20/2010              S&P 500 Index       1,826         116 USD    153,384     92,724
08/20/2010                 SX5E Index         566       2,848 EUR    122,439    198,509
08/20/2010                  UKX Index         247       5,519 GBP     36,122     77,474

The Fund had average premiums received on written options in the amount of $1,099,287 during the nine months ended July 31, 2010.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Global Dividend Opportunity Fund (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Fund's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Advantage Global Dividend
                                        Opportunity Fund


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: September 28, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Advantage Global Dividend
                                        Opportunity Fund


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: September 28, 2010


                                        By: /s/ Kasey Phillips

                                            Kasey Phillips
                                            Treasurer

                                        Date: September 28, 2010